Note 11 - Share-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

(
9
)
Share-Based Compensation

The share-based compensation expense is recorded in cost of goods sold, research and development, and selling, general and administrative expenses based on the employee's or non-employee’s respective function.
No
share-based compensation was capitalized during the periods presented. Share-based compensation expense for the three
and
nine
months ended
September 30, 2019
and
2018
was recorded as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Cost of goods sold	$38	$39	$130	$105
Research and development	293	250	787	711
Selling, general and administrative	425	441	1,224	1,267
Share-based compensation expense	$756	$730	$2,142	$2,083

The following table summarizes the activity of stock options and related information:

	Options outstanding
	Number of shares	Weighted average exercise price

Balance, December 31, 2018	608,485	$25.16
Stock options granted	254,785	5.28
Stock options exercised	—	-
Stock options canceled	(15,122)	14.16
Balance, September 30, 2019	848,148	$18.90
Exercisable and vested, September 30, 2019	390,199	$24.17

Unrecognized share-based compensation for employee and nonemployee options granted through
September 30, 2019
is approximately
$4.0
million to be recognized over a remaining weighted average service period of
2.3
years.

Share-Based Compensation (RSUs)

The following summarizes the activity of non-vested RSUs:

		Weighted
		average
		grant date
	Number of	fair value
	S hares	per share
Balance, December 31, 2018	29,694	$25.56
RSUs granted	34,713	$4.75
RSUs vested	(2,272)	$99.36
RSUs forfeited	-	-
Balance, September 30, 2019	62,135	$10.55

Unrecognized share-based compensation for RSUs granted through
September 30, 2019
is approximately
$230,000
to be recognized over a remaining weighted average service period of
0.3
years.

(11)	Share-Based Compensation

BioCardia Lifesciences adopted, and the BioCardia Lifesciences shareholders approved, the
2002
Stock Plan in
2002
(the
“2002
Plan”), and the Company assumed the
2002
Plan in the Merger. We have
not
granted or do
not
intend to grant any additional awards under the
2002
Plan following the Merger. In
2016,
BioCardia Lifesciences adopted, and the BioCardia Lifesciences shareholders approved, the
2016
Equity Incentive Plan (the
“2016
Plan”), and the Company assumed the
2016
Plan in the Merger. We have granted awards, including incentive stock options and nonstatutory stock options, under the
2016
Plan following the Merger. Under the
2002
Plan and the
2016
Plan, the number of shares, terms, and vesting periods are determined by the Company’s board of directors or a committee thereof on an option-by-option basis. Options generally vest ratably over service periods of four
 years and expire
ten
 years from the date of grant. The per share exercise price shall be no
less than the fair market value on the date of grant. Compensation cost for employee share-based awards is based on the grant-date fair value and is recognized over the vesting period of the applicable award on a straight-line basis. As of
December 31, 2018,
7,932,494
shares have been authorized for awards under the
2016
Plan.

The Company recognizes in the consolidated statements of operations the grant-date fair value of stock options and other equity-based compensation. Share-based compensation expense for the years ended
December 31, 2018,
2017
and
2016
was recorded as follows (in thousands):

	Years ended December 31,
	2018	2017	2016
Cost of goods sold	$143	$140	$14
Research and development	953	678	127
Selling, general and administrative	1,678	1,889	801
Share-based compensation expense	$2,774	$2,707	$942

The following table summarizes activity under the Company’s stock option plans, including the
2002
Plan and the
2016
Plan and related information (in thousands, except share and per share amounts and term):

	Options outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrisinsic value (in thousands)

Balance, December 31, 2017	4,213,100	$2.96	8.1	$1,890
Stock options granted	1,698,452	2.41
Stock options exercised	(2,488)	1.80
Stock options canceled	(431,700)	2.92
Balance, December 31, 2018	5,477,364	$2.80	7.8	$-
Exercisable and vested, December 31, 2018	2,346,990	$2.72	6.9	$-

The total intrinsic value of options exercised during the years ended
December 31, 2018,
2017
and
2016
was approximately
$3,000,
$400,000
and
$144,000,
respectively. The weighted average grant-date fair value of options granted during the years ended
December 31, 2018,
2017
and
2016
was
$1.72,
$5.80
and
$1.33
per share, respectively.

Employee Share-Based Compensation

During the years ended
December 31, 2018
and
2017,
the Company granted stock options to certain non-employee directors and employees to purchase
1,698,452
and
796,399
shares of common stock, respectively. The fair value of each option grant was estimated on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	Years ended December 31,
	2018			2017			2016
Risk-free interest rate	2.66	-	2.89%	1.76	-	2.25%	1.28	-	1.58%
Volatility	81	-	83%	81	-	89%		88%
Dividend yield	None			None			None
Expected term (in years)		6.25		5.00	-	6.25		6.25

Unrecognized share-based compensation for non-employee directors and employee options granted through
December 31, 2018
is approximately
$5.0
million to be recognized over a remaining weighted average service period of
2.4
years.

Non-Employee Director Share-Based Compensation (RSUs)

During the year ended
December 31, 2018,
the Company granted to certain non-employee directors
226,471
restricted stock units, or RSUs. The fair value of each RSU is estimated on the closing market price on the grant date.

The following summarizes the activity of non-vested RSUs:

		Weighted
		average
		grant date
	Number of	fair value
	shares	per share
Balance, December 31, 2017	97,996	$8.71
RSUs granted	226,471	$1.36
RSUs vested	(57,108)	$7.03
RSUs forfeited	-	—
Balance, December 31, 2018	267,359	$2.84

Unrecognized share-based compensation for employee RSUs granted through
December 31, 2018
was approximately
$235,000
to be recognized over a remaining weighted average service period of
1.0
years.

Nonemployee Share-Based Compensation

During the year ended
December 31, 2018,
2017
and
2016,
the Company granted options to purchase, zero,
46,254
and
490,849
shares of common stock to consultants. These options were granted in exchange for consulting services to be rendered and vest over the term specified in the grant, which correlates to the period the services are rendered. The Company recorded nonemployee share-based compensation expense of
$176,000,
$768,000
and
$545,000
for the years ended
December 31, 2018,
2017
and
2016
respectively. Unrecognized share-based compensation expense for nonemployee options granted through
December 31, 2018
is approximately
$204,000
to be recognized over a remaining weighted average service period of
1.8
years.

The Company accounts for share-based compensation arrangements with nonemployees, using the Black Scholes option pricing model, based on the fair value as these instruments vest. Accordingly, at each reporting date, the Company revalues the unearned portion of the share-based compensation and the resulting change in fair value is recognized in the consolidated statements of operations over the period the related services are rendered. The following assumptions were used to value the awards.

	Years ended December 31,
	2018			2017			2016
Risk-free interest rate	2.80	-	2.95%	2.25	-	2.40%	1.60	-	2.42%
Volatility	78	-	85%	81	-	87%	89	-	91%
Dividend yield	None			None			None
Expected term (in years)	7.6	-	8.8	8.6	-	9.8	9.6	-	9.9